Income Taxes - Deferred Tax Liabilities and Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (338,000,000)	$ (2,170,000,000)
Deferred tax assets	(1,328,000,000)	0
Deferred tax liability	990,000,000	(2,170,000,000)	$ (3,174,000,000)
Deferred income taxes	3,190,000,000	974,000,000
Income tax relating to components of other comprehensive income	(30,000,000)	30,000,000
Deferred tax assets (note 13)	1,328,000,000	0
Net deferred tax assets	1,328,000,000	0
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(803)
Deferred tax assets (note 13)	803
Net deferred tax assets	1,127,000,000	0
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(187)
Deferred tax assets (note 13)	187
Net deferred tax assets	187,000,000	0
Exploration and evaluation assets and property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(489,000,000)	(3,053,000,000)	(4,089,000,000)
Deferred income taxes	2,578,000,000	967,000,000
Income tax relating to components of other comprehensive income	(14,000,000)	69,000,000
Foreign exchange gains taxable on realization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,000,000)	(150,000,000)	(174,000,000)
Deferred income taxes	151,000,000	51,000,000
Income tax relating to components of other comprehensive income	(4,000,000)	(27,000,000)
Debt issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(5,000,000)	(5,000,000)	(4,000,000)
Deferred income taxes	0	(1,000,000)
Income tax relating to components of other comprehensive income	0	0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(101,000,000)	(152,000,000)	(28,000,000)
Deferred income taxes	51,000,000	(124,000,000)
Income tax relating to components of other comprehensive income	0	0
Pension plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(28,000,000)	(16,000,000)	(8,000,000)
Deferred income taxes	10,000,000	9,000,000
Income tax relating to components of other comprehensive income	2,000,000	(1,000,000)
Deferred tax assets (note 13)	28,000,000	16,000,000	8,000,000
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(526,000,000)	(666,000,000)	(654,000,000)
Deferred income taxes	(138,000,000)	16,000,000
Income tax relating to components of other comprehensive income	(2,000,000)	(4,000,000)
Deferred tax assets (note 13)	526,000,000	666,000,000	654,000,000
Loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,041,000,000)	(517,000,000)	(468,000,000)
Deferred income taxes	536,000,000	56,000,000
Income tax relating to components of other comprehensive income	(12,000,000)	(7,000,000)
Deferred tax assets (note 13)	1,041,000,000	517,000,000	468,000,000
Financial assets at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,000,000	9,000,000	9,000,000
Deferred income taxes	2,000,000	0
Income tax relating to components of other comprehensive income	0	0
Deferred tax assets (note 13)	(7,000,000)	(9,000,000)	$ (9,000,000)
Foreign subsidiaries, branches and interest in join ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0	0
Unused tax losses, expire between 2030 and 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(4,401,000,000)	(2,105,000,000)
Deferred tax assets (note 13)	$ 4,401,000,000	$ 2,105,000,000